Earnings (Loss) Per Share - Summary of Potential Common Stock Outstanding Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended			12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive	88,419,774		56,287,449	102,600,735		56,479,630
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive	8,660,225		1,022,740	18,149,989		1,022,740
Options Outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive	52,065,063		55,264,709	55,316,336		55,456,890
Restricted Stock Unit
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive	12,473,152	[1],[2]		13,913,076
VGA Contingent Purchase Commitment
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive	15,221,334	[3]		15,221,334	[1],[2]

[1]	Restricted stock units include 569,752 shares vested but not issued, subject to HSR clearance as of March 31, 2021.
[2]	This refers to VGA’s commitment to purchase 15,221,334 shares of Class A Common Stock for $100.0 million subject to certain conditions including the achievement of a specified technical milestone by March 31, 2021. See Note 11 for more information
[3]

This refers to VGA’s commitment to purchase the Second Closing VGA Shares subject to certain conditions including the achievement of an agreed technical milestone on or before March 31, 2021 and the expiration or early termination of the waiting period under HSR. See Note 9 and Note 13 for more information.